Investments Consolidated Variable Interest Entity and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity
Total assets	$ 12,276.3	$ 13,980.1
Liabilities	$ 5,213.2	6,094.0
Grolsch [Member]
Variable Interest Entity
Joint venture, ownership percentage	49.00%
Total assets	$ 6.9	6.8
Liabilities	$ 3.3	2.9
Cobra
Variable Interest Entity
Interest Purchased (as a percent)	50.10%
Total assets	$ 30.2	31.0
Liabilities	$ 0.9	$ 0.8